UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-3807

SunAmerica Money Market Funds, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

SunAmerica Money Market Fund

PORTFOLIO OF INVESTMENTS - March 31, 2013 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 93.8%
Certificates of Deposit — 30.1%
Citibank NA 0.26% due 05/20/2013	$15,000,000	$15,000,000
Credit Agricole Corporate and Investment Bank NY 0.17% due 04/01/2013	17,000,000	17,000,000
Credit Agricole Corporate and Investment Bank NY 0.17% due 04/03/2013	14,100,000	14,100,000
Deutsche Bank AG NY FRS 0.26% due 04/01/13	14,100,000	14,100,000
Nordea Bank Finland PLC NY FRS 0.20% due 08/08/2013	14,300,000	14,300,000
Nordea Bank Finland PLC NY 0.29% due 04/26/2013	14,250,000	14,250,000
Rabobank Nederland NV NY FRS 0.33% due 01/31/2014	14,250,000	14,250,000
Rabobank Nederland NV NY FRS 0.41% due 07/11/2013	16,000,000	16,000,000
Royal Bank of Canada NY FRS 0.36% due 11/04/2013	13,500,000	13,500,000
Royal Bank of Canada NY FRS 0.41% due 04/02/2013	11,150,000	11,150,028
Svenska Handelsbanken NY 0.22% due 04/22/2013	14,000,000	14,000,041
Svenska Handlsbanken NY 0.23% due 07/12/2013	14,700,000	14,700,208
UBS AG Stamford CT FRS 0.37% due 04/19/2013	15,000,000	15,000,000
UBS AG Stamford CT FRS 0.39% due 10/17/2013	14,400,000	14,400,000
Wells Fargo Bank NA FRS 0.19% due 09/11/2013	14,900,000	14,900,000

Total Certificates of Deposit (amortized cost $216,650,277)		216,650,277

Commercial Paper — 12.7%
Barclays US Funding Corp. 0.25% due 04/09/2013	14,500,000	14,499,194
BNP Paribas Finance, Inc. 0.10% due 04/03/2013	29,000,000	28,999,839
Credit Agricole North America, Inc. 0.16% due 04/02/2013	5,500,000	5,499,976
Deutsche Bank Financial LLC 0.19% due 04/26/2013	14,100,000	14,098,140
JPMorgan Chase & Co. FRS 0.30% due 09/03/2013	14,250,000	14,250,000
State Street Corp. 0.21% due 04/12/2013	14,000,000	13,999,102

Total Commercial Paper (amortized cost $91,346,251)		91,346,251

U.S. Corporate Bond & Notes — 9.2%
Bank of America NA 0.28% due 06/11/2013	14,700,000	14,700,000
Bank of America NA 0.30% due 04/15/2013	14,000,000	14,000,000
Citigroup, Inc. 6.50% due 08/19/2013	8,250,000	8,438,185
General Electric Capital Corp. FRS 0.44% due 05/08/2013	3,274,000	3,274,746
JPMorgan Chase Bank NA FRS 0.36% due 04/07/2014	11,400,000	11,400,000
Procter & Gamble Co. FRS 0.22% due 02/06/2014	14,100,000	14,098,052

U.S. Corporate Bond & Notes (amortized cost $65,910,983)		65,910,983

Medium Term Notes — 3.1%
General Electric Capital Corp. FRS 0.88% due 06/19/2013	16,700,000	16,724,386
Royal Bank of Canada 1.13% due 01/15/2014	5,984,000	6,022,473

Total Medium Term Notes (amortized cost $22,746,859)		22,746,859

U.S. Government Agencies — 28.2%
Agency for International Development Panama FRS 0.66% due 05/15/2015	687,828	688,323
Federal Farm Credit Bank
0.13% due 10/21/2013	7,500,000	7,494,502
0.14% due 02/10/2014	5,500,000	5,493,263
0.18% due 09/11/2013	13,600,000	13,588,916
Federal Farm Credit Bank FRS
0.14% due 02/19/2014	5,600,000	5,600,000
0.16% due 12/06/2013	17,500,000	17,500,000
0.17% due 07/24/2013	5,435,000	5,435,173
0.17% due 09/16/2013	800,000	800,040
0.18% due 06/04/2013	13,130,000	13,129,770
0.19% due 11/18/2013	1,800,000	1,800,230
0.21% due 08/06/2013	5,250,000	5,249,991
0.21% due 03/26/2014	6,700,000	6,699,330
0.22% due 08/22/2013	5,000,000	5,001,411
0.25% due 07/10/2013	1,230,000	1,230,238
0.26% due 06/26/2013	595,000	595,157
Federal Home Loan Bank 0.10% due 06/25/2013	5,600,000	5,598,678
0.11% due 05/08/2013	5,500,000	5,499,378
0.13% due 08/20/2013	4,000,000	3,998,840
0.17% due 05/03/2013	9,000,000	8,998,680
0.17% due 12/20/2013	7,250,000	7,249,131
0.21% due 04/08/2013	6,420,000	6,419,738
Federal Home Loan Bank FRS
0.06% due 04/09/2013	11,550,000	11,550,000
0.11% due 02/14/2014	3,300,000	3,298,553
Federal Home Loan Mtg. Corp.
0.16% due 06/25/2013	9,000,000	8,996,600
0.16% due 11/05/2013	11,300,000	11,289,051
0.17% due 02/24/2014	5,700,000	5,691,144
0.18% due 02/24/2014	6,200,000	6,189,801
Federal Home Loan Mtg. Corp. FRS
0.15% due 06/03/2013	800,000	800,000
0.16% due 05/06/2013	550,000	550,001
Federal National Mtg. Assoc. 0.11% due 07/22/2013	12,500,000	12,495,722
0.16% due 02/03/2014	12,000,000	11,983,573
4.13% due 04/15/2013	800,000	801,214
Federal National Mtg. Assoc. FRS 0.19% due 08/12/2013	925,000	925,103

Total U.S. Government Agencies (amortized cost $202,641,551)		202,641,551

U.S. Government Treasuries — 10.5%
United States Treasury Bills
0.05% due 04/18/2013	20,000,000	19,999,527
0.09% due 04/04/2013	7,000,000	6,999,947
0.10% due 04/18/2013	5,600,000	5,599,736
0.13% due 04/25/2013	14,000,000	13,998,833
0.18% due 04/04/2013	14,350,000	14,349,785
United States Treasury Notes
0.25% due 01/31/2014	750,000	750,459
0.38% due 07/31/2013	1,150,000	1,150,816
0.50% due 11/15/2013	5,700,000	5,710,907
1.00% due 01/15/2014	6,650,000	6,693,217

Total U.S. Government Treasuries (amortized cost $75,253,227)		75,253,227

Total Short-Term Investment Securities — 93.8% (amortized cost $674,549,148)		674,549,148

REPURCHASE AGREEMENT — 6.2%
UBS Securities LLC Joint Repurchase Agreement(1) (cost $44,632,000)	44,632,000	44,632,000

TOTAL INVESTMENTS — (amortized cost $719,181,148) (2)	100.0%	719,181,148
Other assets less liabilities	0.0	37,249

NET ASSETS	100.0%	$719,218,397

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	At March 31, 2013, the cost of securities for federal income tax purposes was the same for book purposes.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at March 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

U.S. Government Agencies	28.2%
Foreign Banks	22.8
Money Center Banks	11.9
U.S. Government Treasuries	10.5
Repurchase Agreements	6.2
Commercial Banks-Canadian	4.3
Super-Regional Banks-US	4.0
Diversified Financial Services	3.3
Finance	2.8
Domestic Bank	2.1
Cosmetics-Toiletries	2.0
Commercial Banks	1.9

100.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Short-Term Investment Securities:
Certificates of Deposit	$—	$216,650,277	$—	$216,650,277
Commercial Paper	—	91,346,251	—	91,346,251
U.S. Corporate Bonds & Notes	—	65,910,983	—	65,910,983
Medium Term Notes	—	22,746,859	—	22,746,859
U.S. Government Agencies	—	202,641,551	—	202,641,551
U.S. Government Treasuries	—	75,253,227	—	75,253,227
Repurchase Agreement	—	44,632,000	—	44,632,000

Total	$—	$719,181,148	$—	$719,181,148

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Money Market Funds, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS – March 31, 2013 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (“Board”), etc.).

Level 3 - Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the SunAmerica Money Market Fund’s (the “Fund”) net assets as of March 31, 2013 are reported on a schedule following the Portfolio of Investments.

Portfolio securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended, the Board has adopted procedures intended to stabilize the Funds’ net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Funds’ market based net asset value per share deviates from the Funds’ amortized cost per share. The calculation of such deviation is referred to as “Shadow Pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of March 31, 2013, the following Fund held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

	Percentage Ownership	Principal Amount
Money Market Fund	44.63%	$44,632,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated March 28, 2013, bearing interest at a rate of 0.10% per annum, with a principal amount of $100,000,000, a repurchase price of $100,001,111, and a maturity date of April 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
United States Treasury Inflation Indexed Notes	1.13%	01/15/2021	$15,000,000	$18,656,250
United States Treasury Inflation Indexed Notes	2.13%	02/15/2041	35,000,000	52,500,000
United States Treasury Inflation Indexed Notes	2.50%	07/15/2016	23,301,100	30,844,831

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 30, 2013

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	May 30, 2013